DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	Dec. 20, 2021	Nov. 15, 2021	Sep. 30, 2021
Xunpusen (Xiamen) Technology Co. Ltd. [Member]
Gain on disposal			$ 683,688
Xiamen Jiuqiao Technology [Member]
Gain on disposal	$ 811,269
Shenyang Qimengxing Trading Co., Ltd. [Member]
Gain on disposal		$ 1,012